Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000202747 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%	[1]
C000202747 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%	[1]
C000202747 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[1]
C000202747 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%	[1]
C000202747 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%	[1]
C000202747 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	47.80%	[1]
C000202747 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[1]
C000202747 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000202747 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000202747 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%
C000202747 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	49.30%
C000202747 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202747 [Member] | Investment companies [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[2]
C000202747 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202747 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202747 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000202747 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000202747 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	29.90%
C000033991 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%	[3]
C000033991 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%	[3]
C000033991 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[3]
C000033991 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%	[3]
C000033991 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%	[3]
C000033991 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	47.80%	[3]
C000033991 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[3]
C000033991 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000033991 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000033991 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%
C000033991 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	49.30%
C000033991 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000033991 [Member] | Investment companies [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[4]
C000033991 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000033991 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000033991 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000033991 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000033991 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	29.90%
C000014635 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%	[5]
C000014635 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%	[5]
C000014635 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[5]
C000014635 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%	[5]
C000014635 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%	[5]
C000014635 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	47.80%	[5]
C000014635 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[5]
C000014635 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000014635 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000014635 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%
C000014635 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	49.30%
C000014635 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000014635 [Member] | Investment companies [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[6]
C000014635 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000014635 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000014635 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000014635 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000014635 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	29.90%
C000079556 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%	[7]
C000079556 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%	[7]
C000079556 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[7]
C000079556 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%	[7]
C000079556 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%	[7]
C000079556 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	47.80%	[7]
C000079556 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[7]
C000079556 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000079556 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000079556 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%
C000079556 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	49.30%
C000079556 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000079556 [Member] | Investment companies [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[8]
C000079556 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000079556 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000079556 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000079556 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000079556 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	29.90%
C000162549 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%	[9]
C000162549 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%	[9]
C000162549 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[9]
C000162549 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%	[9]
C000162549 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%	[9]
C000162549 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	47.80%	[9]
C000162549 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[9]
C000162549 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000162549 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000162549 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%
C000162549 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	49.30%
C000162549 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000162549 [Member] | Investment companies [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[10]
C000162549 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000162549 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000162549 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000162549 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000162549 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	29.90%
C000033992 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%	[11]
C000033992 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%	[11]
C000033992 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[11]
C000033992 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%	[11]
C000033992 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%	[11]
C000033992 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	47.80%	[11]
C000033992 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[11]
C000033992 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000033992 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000033992 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%
C000033992 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	49.30%
C000033992 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000033992 [Member] | Investment companies [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[12]
C000033992 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000033992 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000033992 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000033992 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000033992 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	29.90%
C000033995 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	36.10%
C000033995 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
C000033995 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	22.20%
C000033995 [Member] | Short Term Variable Rate Securities [Member]
Holdings [Line Items]
Percent of Total Investments	30.30%
C000162551 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	36.10%
C000162551 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
C000162551 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	22.20%
C000162551 [Member] | Short Term Variable Rate Securities [Member]
Holdings [Line Items]
Percent of Total Investments	30.30%
C000079558 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	36.10%
C000079558 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
C000079558 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	22.20%
C000079558 [Member] | Short Term Variable Rate Securities [Member]
Holdings [Line Items]
Percent of Total Investments	30.30%
C000014638 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	36.10%
C000014638 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
C000014638 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	22.20%
C000014638 [Member] | Short Term Variable Rate Securities [Member]
Holdings [Line Items]
Percent of Total Investments	30.30%
C000033994 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	36.10%
C000033994 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
C000033994 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	22.20%
C000033994 [Member] | Short Term Variable Rate Securities [Member]
Holdings [Line Items]
Percent of Total Investments	30.30%
C000202755 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[13]
C000202755 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%	[13]
C000202755 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[13]
C000202755 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	17.80%	[13]
C000202755 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	22.20%	[13]
C000202755 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	41.10%	[13]
C000202755 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[13]
C000202755 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000202755 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202755 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	21.90%
C000202755 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	37.60%
C000202755 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000202755 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000202755 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	39.00%
C000033275 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[14]
C000033275 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%	[14]
C000033275 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[14]
C000033275 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	17.80%	[14]
C000033275 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	22.20%	[14]
C000033275 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	41.10%	[14]
C000033275 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[14]
C000033275 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000033275 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000033275 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	21.90%
C000033275 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	37.60%
C000033275 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000033275 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000033275 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	39.00%
C000033276 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[15]
C000033276 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%	[15]
C000033276 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[15]
C000033276 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	17.80%	[15]
C000033276 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	22.20%	[15]
C000033276 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	41.10%	[15]
C000033276 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[15]
C000033276 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000033276 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000033276 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	21.90%
C000033276 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	37.60%
C000033276 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000033276 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000033276 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	39.00%
C000079571 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[16]
C000079571 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%	[16]
C000079571 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[16]
C000079571 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	17.80%	[16]
C000079571 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	22.20%	[16]
C000079571 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	41.10%	[16]
C000079571 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[16]
C000079571 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000079571 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000079571 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	21.90%
C000079571 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	37.60%
C000079571 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000079571 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000079571 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	39.00%
C000162566 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[17]
C000162566 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%	[17]
C000162566 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[17]
C000162566 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	17.80%	[17]
C000162566 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	22.20%	[17]
C000162566 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	41.10%	[17]
C000162566 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[17]
C000162566 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000162566 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000162566 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	21.90%
C000162566 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	37.60%
C000162566 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000162566 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000162566 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	39.00%
C000033274 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[18]
C000033274 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%	[18]
C000033274 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[18]
C000033274 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	17.80%	[18]
C000033274 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	22.20%	[18]
C000033274 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	41.10%	[18]
C000033274 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[18]
C000033274 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000033274 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000033274 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	21.90%
C000033274 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	37.60%
C000033274 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000033274 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000033274 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	39.00%
C000033277 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	93.10%	[19]
C000033277 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[19]
C000033277 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[19]
C000033277 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[19]
C000033277 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[19]
C000033277 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000033277 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000033277 [Member] | Investment companies [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000033277 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000033277 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000033277 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000033277 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	91.00%
C000162567 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	93.10%	[20]
C000162567 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[20]
C000162567 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[20]
C000162567 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[20]
C000162567 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[20]
C000162567 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000162567 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000162567 [Member] | Investment companies [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000162567 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000162567 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000162567 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000162567 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	91.00%
C000079572 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	93.10%	[21]
C000079572 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[21]
C000079572 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[21]
C000079572 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[21]
C000079572 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[21]
C000079572 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000079572 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000079572 [Member] | Investment companies [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000079572 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000079572 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000079572 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000079572 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	91.00%
C000033279 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	93.10%	[22]
C000033279 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[22]
C000033279 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[22]
C000033279 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[22]
C000033279 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[22]
C000033279 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000033279 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000033279 [Member] | Investment companies [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000033279 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000033279 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000033279 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000033279 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	91.00%
C000033278 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	93.10%	[23]
C000033278 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[23]
C000033278 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[23]
C000033278 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[23]
C000033278 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[23]
C000033278 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000033278 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000033278 [Member] | Investment companies [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000033278 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000033278 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000033278 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000033278 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	91.00%
C000202756 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	93.10%	[24]
C000202756 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[24]
C000202756 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[24]
C000202756 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[24]
C000202756 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[24]
C000202756 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000202756 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000202756 [Member] | Investment companies [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000202756 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202756 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000202756 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000202756 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	91.00%
C000202758 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	17.30%	[25]
C000202758 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%	[25]
C000202758 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%	[25]
C000202758 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%	[25]
C000202758 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%	[25]
C000202758 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	36.90%	[25]
C000202758 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[25]
C000202758 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000202758 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000202758 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
C000202758 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	40.90%
C000202758 [Member] | Investment companies [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[26]
C000202758 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202758 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202758 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000202758 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000202758 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	35.40%
C000033284 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	17.30%	[27]
C000033284 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%	[27]
C000033284 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%	[27]
C000033284 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%	[27]
C000033284 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%	[27]
C000033284 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	36.90%	[27]
C000033284 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[27]
C000033284 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000033284 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000033284 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
C000033284 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	40.90%
C000033284 [Member] | Investment companies [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[28]
C000033284 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000033284 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000033284 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000033284 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000033284 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	35.40%
C000033285 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	17.30%	[29]
C000033285 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%	[29]
C000033285 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%	[29]
C000033285 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%	[29]
C000033285 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%	[29]
C000033285 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	36.90%	[29]
C000033285 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[29]
C000033285 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000033285 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000033285 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
C000033285 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	40.90%
C000033285 [Member] | Investment companies [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[30]
C000033285 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000033285 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000033285 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000033285 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000033285 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	35.40%
C000079574 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	17.30%	[31]
C000079574 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%	[31]
C000079574 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%	[31]
C000079574 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%	[31]
C000079574 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%	[31]
C000079574 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	36.90%	[31]
C000079574 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[31]
C000079574 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000079574 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000079574 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
C000079574 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	40.90%
C000079574 [Member] | Investment companies [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[32]
C000079574 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000079574 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000079574 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000079574 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000079574 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	35.40%
C000162569 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	17.30%	[33]
C000162569 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%	[33]
C000162569 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%	[33]
C000162569 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%	[33]
C000162569 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%	[33]
C000162569 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	36.90%	[33]
C000162569 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[33]
C000162569 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000162569 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000162569 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
C000162569 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	40.90%
C000162569 [Member] | Investment companies [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[34]
C000162569 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000162569 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000162569 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000162569 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000162569 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	35.40%
C000033283 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	17.30%	[35]
C000033283 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%	[35]
C000033283 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%	[35]
C000033283 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%	[35]
C000033283 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%	[35]
C000033283 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	36.90%	[35]
C000033283 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[35]
C000033283 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000033283 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000033283 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
C000033283 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	40.90%
C000033283 [Member] | Investment companies [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[36]
C000033283 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000033283 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000033283 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000033283 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000033283 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	35.40%
C000033286 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%	[37]
C000033286 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[37]
C000033286 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[37]
C000033286 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	27.60%	[37]
C000033286 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	54.70%	[37]
C000033286 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[37]
C000033286 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	99.40%
C000033286 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000033286 [Member] | Rights Warrants [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000162570 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%	[38]
C000162570 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[38]
C000162570 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[38]
C000162570 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	27.60%	[38]
C000162570 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	54.70%	[38]
C000162570 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[38]
C000162570 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	99.40%
C000162570 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000162570 [Member] | Rights Warrants [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000033287 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%	[39]
C000033287 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[39]
C000033287 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[39]
C000033287 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	27.60%	[39]
C000033287 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	54.70%	[39]
C000033287 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[39]
C000033287 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	99.40%
C000033287 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000033287 [Member] | Rights Warrants [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202762 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%	[40]
C000202762 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[40]
C000202762 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%	[40]
C000202762 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[40]
C000202762 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	71.60%	[40]
C000202762 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[40]
C000202762 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202762 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000202762 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000202762 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	70.40%
C000202762 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000202762 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	25.40%
C000079523 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%	[41]
C000079523 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[41]
C000079523 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%	[41]
C000079523 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[41]
C000079523 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	71.60%	[41]
C000079523 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[41]
C000079523 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000079523 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000079523 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000079523 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	70.40%
C000079523 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000079523 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	25.40%
C000079524 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%	[42]
C000079524 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[42]
C000079524 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%	[42]
C000079524 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[42]
C000079524 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	71.60%	[42]
C000079524 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[42]
C000079524 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000079524 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000079524 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000079524 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	70.40%
C000079524 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000079524 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	25.40%
C000079525 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%	[43]
C000079525 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[43]
C000079525 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%	[43]
C000079525 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[43]
C000079525 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	71.60%	[43]
C000079525 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[43]
C000079525 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000079525 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000079525 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000079525 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	70.40%
C000079525 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000079525 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	25.40%
C000162579 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%	[44]
C000162579 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[44]
C000162579 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%	[44]
C000162579 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[44]
C000162579 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	71.60%	[44]
C000162579 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[44]
C000162579 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000162579 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000162579 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000162579 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	70.40%
C000162579 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000162579 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	25.40%
C000079526 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%	[45]
C000079526 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[45]
C000079526 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%	[45]
C000079526 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[45]
C000079526 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	71.60%	[45]
C000079526 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[45]
C000079526 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000079526 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000079526 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000079526 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	70.40%
C000079526 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000079526 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	25.40%
C000117723 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[46]
C000117723 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%	[46]
C000117723 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[46]
C000117723 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%	[46]
C000117723 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%	[46]
C000117723 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	52.60%	[46]
C000117723 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[46]
C000117723 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000117723 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000117723 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000117723 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	55.00%
C000117723 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000117723 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000117723 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000117723 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	30.10%
C000162598 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[47]
C000162598 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%	[47]
C000162598 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[47]
C000162598 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%	[47]
C000162598 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%	[47]
C000162598 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	52.60%	[47]
C000162598 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[47]
C000162598 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000162598 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000162598 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000162598 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	55.00%
C000162598 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000162598 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000162598 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000162598 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	30.10%
C000117722 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[48]
C000117722 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%	[48]
C000117722 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[48]
C000117722 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%	[48]
C000117722 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%	[48]
C000117722 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	52.60%	[48]
C000117722 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[48]
C000117722 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000117722 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000117722 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000117722 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	55.00%
C000117722 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000117722 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000117722 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000117722 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	30.10%
C000117721 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[49]
C000117721 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%	[49]
C000117721 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[49]
C000117721 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%	[49]
C000117721 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%	[49]
C000117721 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	52.60%	[49]
C000117721 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[49]
C000117721 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000117721 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000117721 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000117721 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	55.00%
C000117721 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000117721 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000117721 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000117721 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	30.10%
C000117724 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[50]
C000117724 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%	[50]
C000117724 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[50]
C000117724 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%	[50]
C000117724 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%	[50]
C000117724 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	52.60%	[50]
C000117724 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[50]
C000117724 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000117724 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000117724 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000117724 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	55.00%
C000117724 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000117724 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000117724 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000117724 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	30.10%
C000202767 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[51]
C000202767 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[51]
C000202767 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%	[51]
C000202767 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%	[51]
C000202767 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	75.00%	[51]
C000202767 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[51]
C000202767 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202767 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202767 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	74.60%
C000202767 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000202767 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	23.90%
C000158753 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[52]
C000158753 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[52]
C000158753 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%	[52]
C000158753 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%	[52]
C000158753 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	75.00%	[52]
C000158753 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[52]
C000158753 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000158753 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000158753 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	74.60%
C000158753 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000158753 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	23.90%
C000158750 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[53]
C000158750 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[53]
C000158750 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%	[53]
C000158750 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%	[53]
C000158750 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	75.00%	[53]
C000158750 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[53]
C000158750 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000158750 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000158750 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	74.60%
C000158750 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000158750 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	23.90%
C000158751 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[54]
C000158751 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[54]
C000158751 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%	[54]
C000158751 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%	[54]
C000158751 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	75.00%	[54]
C000158751 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[54]
C000158751 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000158751 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000158751 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	74.60%
C000158751 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000158751 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	23.90%
C000162603 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[55]
C000162603 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[55]
C000162603 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%	[55]
C000162603 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%	[55]
C000162603 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	75.00%	[55]
C000162603 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[55]
C000162603 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000162603 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000162603 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	74.60%
C000162603 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000162603 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	23.90%
C000158752 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[56]
C000158752 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[56]
C000158752 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%	[56]
C000158752 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%	[56]
C000158752 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	75.00%	[56]
C000158752 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[56]
C000158752 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000158752 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000158752 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	74.60%
C000158752 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000158752 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	23.90%
C000205813 [Member] | Supranational [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
C000205813 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000205813 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%	[57]
C000205813 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	19.80%	[57]
C000205813 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[57]
C000205813 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	16.50%	[57]
C000205813 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	25.50%	[57]
C000205813 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	23.50%	[57]
C000205813 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%	[57]
C000205813 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.30%
C000205813 [Member] | ECUADOR
Holdings [Line Items]
Percent of Total Investments	1.00%
C000205813 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	2.90%
C000205813 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	2.00%
C000205813 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	0.60%
C000205813 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Total Investments	1.10%
C000205813 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	0.70%
C000205813 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	73.50%
C000205813 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Total Investments	0.60%
C000205813 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000205813 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%
C000205813 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	20.70%
C000205813 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000205813 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000205813 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000205813 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	61.50%
C000205815 [Member] | Supranational [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
C000205815 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000205815 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%	[58]
C000205815 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	19.80%	[58]
C000205815 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[58]
C000205815 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	16.50%	[58]
C000205815 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	25.50%	[58]
C000205815 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	23.50%	[58]
C000205815 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%	[58]
C000205815 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.30%
C000205815 [Member] | ECUADOR
Holdings [Line Items]
Percent of Total Investments	1.00%
C000205815 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	2.90%
C000205815 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	2.00%
C000205815 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	0.60%
C000205815 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Total Investments	1.10%
C000205815 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	0.70%
C000205815 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	73.50%
C000205815 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Total Investments	0.60%
C000205815 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000205815 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%
C000205815 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	20.70%
C000205815 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000205815 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000205815 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000205815 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	61.50%
C000205812 [Member] | Supranational [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
C000205812 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000205812 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%	[59]
C000205812 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	19.80%	[59]
C000205812 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[59]
C000205812 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	16.50%	[59]
C000205812 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	25.50%	[59]
C000205812 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	23.50%	[59]
C000205812 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%	[59]
C000205812 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.30%
C000205812 [Member] | ECUADOR
Holdings [Line Items]
Percent of Total Investments	1.00%
C000205812 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	2.90%
C000205812 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	2.00%
C000205812 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	0.60%
C000205812 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Total Investments	1.10%
C000205812 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	0.70%
C000205812 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	73.50%
C000205812 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Total Investments	0.60%
C000205812 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000205812 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%
C000205812 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	20.70%
C000205812 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000205812 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000205812 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000205812 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	61.50%
C000205811 [Member] | Supranational [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
C000205811 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000205811 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%	[60]
C000205811 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	19.80%	[60]
C000205811 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[60]
C000205811 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	16.50%	[60]
C000205811 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	25.50%	[60]
C000205811 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	23.50%	[60]
C000205811 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%	[60]
C000205811 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.30%
C000205811 [Member] | ECUADOR
Holdings [Line Items]
Percent of Total Investments	1.00%
C000205811 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	2.90%
C000205811 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	2.00%
C000205811 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	0.60%
C000205811 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Total Investments	1.10%
C000205811 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	0.70%
C000205811 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	73.50%
C000205811 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Total Investments	0.60%
C000205811 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000205811 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%
C000205811 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	20.70%
C000205811 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000205811 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000205811 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000205811 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	61.50%
C000205814 [Member] | Supranational [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
C000205814 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000205814 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%	[61]
C000205814 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	19.80%	[61]
C000205814 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[61]
C000205814 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	16.50%	[61]
C000205814 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	25.50%	[61]
C000205814 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	23.50%	[61]
C000205814 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%	[61]
C000205814 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.30%
C000205814 [Member] | ECUADOR
Holdings [Line Items]
Percent of Total Investments	1.00%
C000205814 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	2.90%
C000205814 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	2.00%
C000205814 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	0.60%
C000205814 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Total Investments	1.10%
C000205814 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	0.70%
C000205814 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	73.50%
C000205814 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Total Investments	0.60%
C000205814 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000205814 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%
C000205814 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	20.70%
C000205814 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000205814 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000205814 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000205814 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	61.50%
C000205819 [Member] | Supranational [Member]
Holdings [Line Items]
Percent of Total Investments	16.70%
C000205819 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000205819 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[62]
C000205819 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	22.40%	[62]
C000205819 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[62]
C000205819 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%	[62]
C000205819 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	19.10%	[62]
C000205819 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	36.10%	[62]
C000205819 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[62]
C000205819 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	8.40%
C000205819 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Total Investments	0.30%
C000205819 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	1.10%
C000205819 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	66.80%
C000205819 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	1.40%
C000205819 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	0.30%
C000205819 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	0.80%
C000205819 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	0.30%
C000205819 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	3.30%
C000205819 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000205819 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000205819 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	32.80%
C000205819 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000205819 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000205819 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	54.60%
C000205816 [Member] | Supranational [Member]
Holdings [Line Items]
Percent of Total Investments	16.70%
C000205816 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000205816 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[63]
C000205816 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	22.40%	[63]
C000205816 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[63]
C000205816 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%	[63]
C000205816 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	19.10%	[63]
C000205816 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	36.10%	[63]
C000205816 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[63]
C000205816 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	8.40%
C000205816 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Total Investments	0.30%
C000205816 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	1.10%
C000205816 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	66.80%
C000205816 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	1.40%
C000205816 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	0.30%
C000205816 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	0.80%
C000205816 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	0.30%
C000205816 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	3.30%
C000205816 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000205816 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000205816 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	32.80%
C000205816 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000205816 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000205816 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	54.60%
C000205817 [Member] | Supranational [Member]
Holdings [Line Items]
Percent of Total Investments	16.70%
C000205817 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000205817 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[64]
C000205817 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	22.40%	[64]
C000205817 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[64]
C000205817 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%	[64]
C000205817 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	19.10%	[64]
C000205817 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	36.10%	[64]
C000205817 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[64]
C000205817 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	8.40%
C000205817 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Total Investments	0.30%
C000205817 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	1.10%
C000205817 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	66.80%
C000205817 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	1.40%
C000205817 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	0.30%
C000205817 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	0.80%
C000205817 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	0.30%
C000205817 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	3.30%
C000205817 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000205817 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000205817 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	32.80%
C000205817 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000205817 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000205817 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	54.60%
C000205820 [Member] | Supranational [Member]
Holdings [Line Items]
Percent of Total Investments	16.70%
C000205820 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000205820 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[65]
C000205820 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	22.40%	[65]
C000205820 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[65]
C000205820 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%	[65]
C000205820 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	19.10%	[65]
C000205820 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	36.10%	[65]
C000205820 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[65]
C000205820 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	8.40%
C000205820 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Total Investments	0.30%
C000205820 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	1.10%
C000205820 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	66.80%
C000205820 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	1.40%
C000205820 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	0.30%
C000205820 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	0.80%
C000205820 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	0.30%
C000205820 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	3.30%
C000205820 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000205820 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000205820 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	32.80%
C000205820 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000205820 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000205820 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	54.60%
C000205818 [Member] | Supranational [Member]
Holdings [Line Items]
Percent of Total Investments	16.70%
C000205818 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000205818 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[66]
C000205818 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	22.40%	[66]
C000205818 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[66]
C000205818 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%	[66]
C000205818 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	19.10%	[66]
C000205818 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	36.10%	[66]
C000205818 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[66]
C000205818 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	8.40%
C000205818 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Total Investments	0.30%
C000205818 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	1.10%
C000205818 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	66.80%
C000205818 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	1.40%
C000205818 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	0.30%
C000205818 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	0.80%
C000205818 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	0.30%
C000205818 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	3.30%
C000205818 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000205818 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000205818 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	32.80%
C000205818 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000205818 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000205818 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	54.60%

[1]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[2]	Affiliated investment.
[3]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[4]	Affiliated investment.
[5]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[6]	Affiliated investment.
[7]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[8]	Affiliated investment.
[9]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[10]	Affiliated investment.
[11]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[12]	Affiliated investment.
[13]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[14]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[15]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[16]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[17]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[18]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[19]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[20]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[21]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[22]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[23]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[24]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[25]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[26]	Affiliated investment.
[27]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[28]	Affiliated investment.
[29]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[30]	Affiliated investment.
[31]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[32]	Affiliated investment.
[33]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[34]	Affiliated investment.
[35]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[36]	Affiliated investment.
[37]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[38]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[39]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[40]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[41]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[42]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[43]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[44]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[45]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[46]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[47]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[48]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[49]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[50]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[51]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[52]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[53]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[54]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[55]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[56]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[57]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[58]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[59]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[60]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[61]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[62]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[63]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[64]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[65]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[66]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.